Satellites and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Satellites and Equipment [Abstract]
Satellites and equipment
7.	Satellites and equipment

	March 31, 2012	December 31, 2011

Satellites in-orbit	$196,425	$196,425
Satellite equipment, teleport and antennas	8,572	6,619
Furniture and fixtures	4,603	4,388
Leasehold improvements	316	115

	209,916	207,547
Accumulated depreciation and amortization	(31,847)	(21,145)

	178,069	186,402
Construction in-progress for Satmex 8	267,012	253,149
Construction in progress for Satmex 7 (Note 15)	14,676	2,600
Construction in-progress for F4	1,250	—
Other construction in-progress	281	864

	$461,288	$443,015

For the three months ended March 31, 2012 (Successor Registrant) and 2011 (Predecessor Registrant), the depreciation and amortization expense related to satellites and equipment was $9,089 and $9,087, respectively.

Satmex estimates that the Satmex 8 construction will be completed by July 2012. For the three months ended March 31, 2012 and 2011, interest costs of $6,417 and $2,165 respectively, were capitalized.

7.	Satellites and equipment

As of December 31, satellites and equipment consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Satellites in-orbit	$196,425	$314,136
Satellite equipment, teleport and antennas	6,619	13,518
Furniture and fixtures	4,388	6,323
Leasehold improvements	115	2,704

	207,547	336,681
Accumulated depreciation and amortization	(21,145)	(140,348)

	186,402	196,333
Construction in-progress for Satmex 8	253,149	63,113
ATP advanced payment for Satmex 7 (Note 17)	2,600	2,600
Other construction in-progress	864	3,112

	$443,015	$265,158

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 31, 2010 and 2009 (Predecessor Registrant), the depreciation and amortization expense related to satellites and equipment was $21,145, $15,188, $36,229 and $ 31,847, respectively.

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the year ended December, 2010 (Predecessor Registrant), interest costs of $11,715, $3,801 and $2,582 respectively, were capitalized.